Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Disclosures
Summary of significant related party transactions	A summary of the significant related party transactions as at and for the years ended December 31, 2023 and 2022 are as follows:

($ millions)	2023	2022
Sales(1)	1 356	1 616
Purchases	139	265
Accounts receivable	108	135
Accounts payable and accrued liabilities	3	69

(1)	Includes sales to Petroles Cadeko Inc. of $585 million (2022 - $645 million) and Parachem Chemicals Inc. of $400 million (2022 – $487 million).

Schedule of compensation of Key Management Personnel

Compensation of the company’s Board of Directors and members of the Executive Leadership Team for the years ended December 31 is as follows:

($ millions)	2023	2022
Salaries and other short-term benefits	10	20
Pension and other post-retirement benefits	3	4
Share based compensation	46	73
	59	97